Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 4,708	¥ 8,844
Charge-offs	(3,759)	(3,496)
Other	(472)	5,487
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	36,920	36,985
Provision for credit loss, net of reversal	23,617	14,926
Charge-offs	(7,676)	(7,233)
Other	(5,952)	(7,757)
Allowance for credit loss at end of year	46,909	36,920
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	274,871	230,104
Provision for credit loss, net of reversal	241,427	175,573
Charge-offs	(150,458)	(91,215)
Other	(29,688)	(39,591)
Allowance for credit loss at end of year	336,152	274,871
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	95,720	88,125
Provision for credit loss, net of reversal	34,386	26,490
Other	(19,062)	(18,895)
Allowance for credit loss at end of year	111,044	95,720
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	124,867	99,465
Provision for credit loss, net of reversal	64,742	59,627
Other	(41,819)	(34,225)
Allowance for credit loss at end of year	147,790	124,867
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	54,284	42,514
Provision for credit loss, net of reversal	142,299	89,456
Charge-offs	(150,458)	(91,215)
Other	31,193	13,530
Allowance for credit loss at end of year	77,318	54,284
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	24,622	24,836
Provision for credit loss, net of reversal	10,031	5,847
Charge-offs	(204)
Other	(3,236)	(6,062)
Allowance for credit loss at end of year	31,213	24,622
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	14,640	14,349
Provision for credit loss, net of reversal	6,362	3,517
Other	(3,521)	(3,225)
Allowance for credit loss at end of year	17,481	14,640
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	4,582	5,092
Provision for credit loss, net of reversal	2,539	1,780
Other	(1,191)	(2,289)
Allowance for credit loss at end of year	5,931	4,582
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	5,399	5,396
Provision for credit loss, net of reversal	1,130	551
Charge-offs	(204)
Other	1,475	(547)
Allowance for credit loss at end of year	¥ 7,801	¥ 5,399